INTANGIBLE ASSETS (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2014	$ 78,000	$ 44,599
2015	102,000	44,599
2016	102,000	44,721
2017	102,000	44,599
2018	102,000	44,599
thereafter	852,000	387,977
Total	$ 1,338,000	$ 611,094	$ 611,000	$ 532,143